Property and Equipment	6 Months Ended
May 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320
Additions	20,336	-	-	80,842	-	-	-	101,178
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498
Additions	3,790	-	-	9,624	-	-	-	13,414
Balance at May 31, 2019	554,876	156,059	172,498	5,377,269	1,441,452	276,300	76,458	8,054,912

Accumulated depreciation
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	77,179	12,465	10,501	413,576	82,835	15,500	680	612,736
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505
Depreciation	28,446	3,117	4,201	169,323	41,418	6,201	237	252,943
Balance at May 31, 2019	392,108	146,710	134,692	3,252,131	1,317,199	220,499	75,109	5,538,448

Net book value at:
November 30, 2018	187,424	12,466	42,007	2,284,837	165,671	62,002	1,586	2,755,993
May 31, 2019	162,768	9,349	37,806	2,125,138	124,253	55,801	1,349	2,516,464

As at May 31, 2019, there was $595,589 (November 30, 2018 - $595,589) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment. During the three and six months ended May 31, 2019 and 2018, the Company recorded depreciation expense within cost of goods sold in the         amount of $Nil and $883 (three and six months ended May 31, 2018 - $Nil and $Nil), respectively.